Prepaid land lease payments (Details) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2014 Bank Of Beijing Bank of Beijing loan for Changping facility USD ($)	Dec. 31, 2014 Bank Of Beijing Bank of Beijing loan for Changping facility CNY	Dec. 31, 2014 Land use rights USD ($)	Dec. 31, 2013 Land use rights USD ($)	Dec. 31, 2012 Land use rights USD ($)	Dec. 31, 2013 Sinovac Beijing China Construction Bank China Construction Bank Loan for Changping facility USD ($)	Dec. 31, 2013 Sinovac Beijing China Construction Bank China Construction Bank Loan for Changping facility CNY	Dec. 31, 2014 Sinovac Beijing Land use rights China Construction Bank China Construction Bank Loan for Changping facility USD ($)	Dec. 31, 2014 Sinovac Beijing Land use rights China Construction Bank China Construction Bank Loan for Changping facility CNY	Dec. 31, 2014 Sinovac Beijing Land use rights Bank Of Beijing Bank of Beijing loan for Changping facility USD ($)	Dec. 31, 2014 Sinovac Beijing Land use rights Bank Of Beijing Bank of Beijing loan for Changping facility CNY	Dec. 31, 2014 Sinovac Dalian Land use rights Bank Of China Bank of China Term loan USD ($)	Dec. 31, 2014 Sinovac Dalian Land use rights Bank Of China Bank of China Term loan CNY
Prepaid land lease payments
Prepaid land lease payments			$ 11,940	$ 12,238
Accumulated amortization			1,535	1,290
Net book value			10,405	10,948
Amount pledged as collateral	3,285	20,400				17,798,000	110,000	2,922	18,100	352	2,200	3,801	23,600
Amortization expense			$ 278	$ 311	$ 299